Incentive Programs (Tables)	6 Months Ended
Jun. 30, 2021
Incentive Programs
Schedule of total cost of outstanding incentive programs

	Warrants	Options	Share Awards	Total Outstanding as of
	Outstanding	Outstanding	Outstanding	June 30, 2021
Incentive programs
Warrant program 2018/2022	856,586	—	—	856,586
Warrant program 2019/2022	422,500	—	—	422,500
Board LTIP 2019	—	—	51,399	51,399
Board LTIP 2020	—	—	31,371	31,371
Board LTIP 2021	—	—	26,968	26,968
ESOP 2020	—	1,485,000	—	1,485,000
ESOP 2021	—	510,000	—	510,000
Total outstanding as of June 30, 2021	1,279,086	1,995,000	109,738	3,383,824

	Warrants	Share Awards	Total Outstanding as
	Outstanding	Outstanding	of June 30, 2020
Incentive program
Warrant program 2017/2020	111,250		111,250
Warrant program 2018/2022	856,586		856,586
Warrant program 2019/2022	422,500		422,500
Board LTIP 2019		57,032	57,032
Board LTIP 2020		31,371	31,371
Total outstanding as of June 30, 2020	1,390,336	88,403	1,478,739